SouthTrust Funds

SouthTrust Bond Fund
SouthTrust Income Fund
SouthTrust Growth Fund
SouthTrust Value Fund
SouthTrust Alabama Tax-Free Fund
SouthTrust U.S. Treasury Money Market Fund

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Supplement to the Prospectuses dated June 30, 2004

On December 9, 2004, a special meeting of the Board of Trustees (the "Board") of the SouthTrust Funds (the "Funds") was held to approve in principle, the reorganization, on a tax-free basis, of the six SouthTrust portfolios into comparable portfolios of the Evergreen Funds, as follows:


 -------------------------------------- Acquiring Fund/Share Class
 SouthTrust
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 SouthTrust Growth Fund                 Evergreen Strategic Growth Fund
 -------------------------------------------------------------------------
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 SouthTrust Bond Fund                   Evergreen Core Bond Fund
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 SouthTrust Income Fund                 Evergreen Short Intermediate
                                        Bond Fund
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 SouthTrust U.S. Treasury Money Market  Evergreen Treasury Money Market
 Fund                                   Fund
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 SouthTrust Value Fund                  Evergreen Disciplined Value Fund
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 SouthTrust Alabama Tax Free Income     Evergreen Alabama Municipal Bond
 Fund                                   Fund
 -------------------------------------------------------------------------

     The reorganizations are subject to the final approval by the Board and approval by the SouthTrust shareholders. A special meeting of the shareholders of SouthTrust Funds will be held at 5800 Corporate Drive, Pittsburgh, Pennsylvania at 2:00 p.m. (Eastern time) on March 4, 2005. Investors who were shareholder of the Funds on January 7, 2005 will be asked to vote on the proposed Agreement and Plan of Reorganization described below. A proxy statement containing additional information will be sent to shareholders in connection with the special meeting of shareholders. If approved by shareholders, the acquisition described below will take effect on or about March 18, 2005. Shareholders will be notified if this proposed Agreement and Plan of
Reorganization is not approved. Shareholders will be asked to consider the following proposals:

1. To consider and act upon an Agreement and Plan or Reorganization relating to the reorganization of the Funds into corresponding Evergreen Funds;

2. To consider and act upon an Investment Advisory Agreement for the Funds between SouthTrust Funds and Evergreen Investment Management Company, LLC; and

3. To transact such other business as may properly come before the meeting or any adjournment thereof.

     Please keep this supplement for your records.

                                                December 10, 2004

Cusip 844734202
Cusip 844734400
Cusip 844734608
Cusip 844734301
Cusip 844734509
Cusip 844734103
31648 (12/04)